Property, Plant and Equipment (FY)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Note 3—Property, Plant and Equipment
Property, plant and equipment were as follows:

(in thousands)	December 31, 2022	December 31, 2021
Production Equipment	$1,360	$1,321
Loaners and Demo Equipment	1,444	1,364
Computer Software and Equipment	719	714
Office Furniture & Fixtures	375	364
Leasehold Improvements	253	245
Total	4,151	4,008
Accumulated Depreciation	(3,171)	(2,820)
	$980	$1,188